Hotchkis & Wiley Small Cap Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Automobile Components - 2.4%
Adient PLC (a)	885,700	$19,990,249

Banks - 9.8%
Bank of NT Butterfield & Son Ltd.	372,800	13,748,864
First Hawaiian, Inc.	1,067,200	24,705,680
First Horizon Corp.	444,400	6,901,532
Popular, Inc.	307,100	30,792,917
Synovus Financial Corp.	62,400	2,774,928
WaFd, Inc.	39,498	1,376,505
		80,300,426

Capital Markets - 3.1%
Perella Weinberg Partners	202,900	3,917,999
Stifel Financial Corp.	226,400	21,258,960
		25,176,959

Chemicals - 5.6%
Ecovyst, Inc. (a)	3,902,400	26,731,440
Olin Corp.	391,100	18,764,978
		45,496,418

Commercial Services & Supplies - 1.7%
Brink's Co.	90,300	10,442,292
MillerKnoll, Inc.	80,800	2,000,608
Quad/Graphics, Inc.	402,700	1,828,258
		14,271,158

Communications Equipment - 9.8%
F5, Inc. (a)	285,100	62,779,020
Telefonaktiebolaget LM Ericsson - ADR (b)	2,363,500	17,915,330
		80,694,350

Construction & Engineering - 2.3%
Fluor Corp. (a)	399,200	19,045,832

Consumer Finance - 2.6%
SLM Corp.	948,100	21,683,047

Electric Utilities - 1.1%
OGE Energy Corp.	225,500	9,250,010

Electronic Equipment, Instruments & Components - 6.6%
Arrow Electronics, Inc. (a)	183,900	24,427,437
Avnet, Inc.	156,700	8,510,377
Belden, Inc.	146,100	17,112,693
Plexus Corp. (a)	31,000	4,238,010
		54,288,517

Energy Equipment & Services - 4.9%
Expro Group Holdings NV (a)	152,182	2,612,965
NOV, Inc.	2,367,700	37,812,169
		40,425,134

Financial Services - 2.1%
Euronet Worldwide, Inc. (a)	38,600	3,830,278
WEX, Inc. (a)	64,900	13,611,477
		17,441,755

Ground Transportation - 3.3%
U-Haul Holding Co.	376,700	27,122,400

Health Care Equipment & Supplies - 1.6%
Solventum Corp. (a)	189,500	13,211,940

Hotels, Restaurants & Leisure - 3.2%
International Game Technology PLC	234,600	4,996,980
Marriott Vacations Worldwide Corp.	288,500	21,198,980
		26,195,960

Insurance - 3.7%
CNO Financial Group, Inc.	121,900	4,278,690
Enstar Group Ltd. (a)	25,219	8,110,178
Global Indemnity Group LLC - Class A	316,036	10,501,876
Horace Mann Educators Corp.	205,600	7,185,720
		30,076,464

Machinery - 6.2%
AGCO Corp.	41,700	4,080,762
Allison Transmission Holdings, Inc.	89,700	8,617,479
Atmus Filtration Technologies, Inc.	130,100	4,882,653
Greenbrier Cos., Inc.	200,500	10,203,445
Miller Industries, Inc./TN	95,800	5,843,800
Timken Co.	204,700	17,254,163
		50,882,302

Media - 6.5%
National CineMedia, Inc. (a)	2,046,800	14,429,940
Stagwell, Inc. (a)	5,524,400	38,781,288
		53,211,228

Multi-Utilities - 1.1%
Avista Corp.	223,400	8,656,750

Oil, Gas & Consumable Fuels - 4.6%
APA Corp.	136,408	3,336,540
Baytex Energy Corp.	1,715,186	5,094,103
Berry Corp.	675,400	3,471,556
Crescent Energy Co. - Class A	153,200	1,677,540
Kinetik Holdings, Inc.	31,390	1,420,711
Kosmos Energy Ltd. (a)	3,839,900	15,474,797
Murphy Oil Corp.	104,300	3,519,082
NextDecade Corp. (a)	834,900	3,932,379
		37,926,708

Personal Care Products - 0.1%
Herbalife Ltd. (a)	142,900	1,027,451

Pharmaceuticals - 0.6%
SIGA Technologies, Inc.	759,600	5,127,300

Professional Services - 3.4%
ASGN, Inc. (a)	83,200	7,756,736
Hudson Global, Inc. (a)(c)	147,460	2,362,309
Korn Ferry	39,600	2,979,504
ManpowerGroup, Inc.	199,800	14,689,296
		27,787,845

Real Estate Management & Development - 4.0%
Jones Lang LaSalle, Inc. (a)	109,600	29,571,176
RMR Group, Inc. - Class A	117,400	2,979,612
		32,550,788

Specialty Retail - 3.9%
Lithia Motors, Inc.	22,700	7,210,428
ODP Corp. (a)	357,380	10,632,055
Sonic Automotive, Inc. - Class A	246,600	14,421,168
		32,263,651

Trading Companies & Distributors - 2.6%
Rush Enterprises, Inc. - Class A	135,200	7,142,616
WESCO International, Inc.	82,200	13,807,956
		20,950,572
TOTAL COMMON STOCKS (Cost $671,975,472)		795,055,214

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares	Value
Real Estate Management & Development - 0.6%
Seritage Growth Properties - Class A (a)	1,015,610	4,722,587
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,548,113)		4,722,587

SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 1.9%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.85% (d)	15,381,700	15,381,700

Time Deposits - 2.8%	Par
Royal Bank of Canada, 4.18%, 10/01/2024 (e)	23,221,015	23,221,015
TOTAL SHORT-TERM INVESTMENTS (Cost $38,602,715)		38,602,715

TOTAL INVESTMENTS - 102.1% (Cost $725,126,300)		838,380,516
Liabilities in Excess of Other Assets - (2.1)%		(17,625,150)
TOTAL NET ASSETS - 100.0%		$820,755,366

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(c)
Affiliated company as defined by the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2024, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2024	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2024	Dividends	September 30, 2024
Hudson Global, Inc.	$2,449,310	$-	$-	$-	$(87,001)	$2,362,309	$-	$147,460
	$2,449,310	$-	$-	$-	$(87,001)	$2,362,309	$-

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(e)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$795,055,214	$–	$–	$795,055,214
Real Estate Investment Trusts	4,722,587	–	–	4,722,587
Money Market Funds	15,381,700	–	–	15,381,700
Time Deposits	–	23,221,015	–	23,221,015
Total Investments	$815,159,501	$23,221,015	$–	$838,380,516

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.